Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2017	2016
	€m	€m
Trade receivables	846	920
Other receivables and prepayments	216	244
	1,062	1,164

Schedule of movements on the provision for impairment of current trade receivables

	2017	2016	2015
	€m	€m	€m
At January 1,	14	14	14
Provision for receivables impairment	5	1	2
Receivables written off during the year as uncollectible	—	(1)	(2)
At December 31,	19	14	14

Schedule of ageing analysis of current trade receivables were past due but not impaired

	At December 31,
	2017	2016
	€m	€m
Up to three months past due	38	40
Three to six months past due	4	4
Over six months past due	9	2
	51	46